Segment Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment Information

20. SEGMENT INFORMATION

The Company operates in four reportable segments: Foodservice, Retail, Convenience and Industrial.

The Foodservice segment supplies the diverse US “food-away-from-home” industry. The Foodservice customers include leading national and regional distributors with whom the Company has long-standing and collaborative relationships. The Company also supplies 95 of the largest 100 school districts in the U.S., working closely with schools to develop nutritious meal options of good quality and value. The Company’s diverse portfolio of products includes ready-to-eat sandwiches (such as breakfast sandwiches and PB&J sandwiches), sandwich components (such as Philly steaks and flame-grilled hamburger patties), and other entrées and snacks (such as country-fried steak, stuffed entrées and chicken tenders).

The Retail segment supplies national and regional grocery chains, major warehouse club stores, mass retailers and dollar stores. The Company sells both branded and private label ready-to-eat sandwiches (such as grilled chicken sandwiches and stuffed pockets), sandwich components (such as chicken patties and Philly steaks) and other entrées and snacks (such as stuffed chicken breasts).

Customers in the Company’s Convenience segment include national and regional convenience chains and vending providers. In the Convenience segment, the Company sells customized ready-to-eat sandwiches (such as breakfast sandwiches and burgers), sandwich components (such as chicken patties) and other entrées and snacks (such as cinnamon dough bites).

The Industrial segment primarily supplies other food producers, such as packaged food companies under short-term co-manufacturing agreements.

Segment performance is evaluated by the Company’s chief operating decision maker (“CODM”) and is based on net sales and operating income. Unallocated corporate income (expenses) primarily relate to executive management, finance and legal functions and refinancing related charges.

The following summarizes the Company’s net sales and operating income by reportable segment:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Net sales
Foodservice	$849,933	$886,095	$829,563
Retail	409,612	395,941	399,621
Convenience	229,837	201,845	159,659
Industrial	78,877	127,730	188,784

Total	$1,568,259	$1,611,611	$1,577,627

Operating income
Foodservice	$168,266	$134,287	$70,592
Retail	38,331	28,543	13,488
Convenience	38,925	29,776	18,230
Industrial	3,080	2,767	1,998
Unallocated corporate expenses, net	(64,609)	(44,966)	(28,229)

Total	$183,993	$150,407	$76,079

The Company manages assets on a total company basis, not by operating segment. Its CODM does not regularly review any asset information by operating segment and, accordingly, the Company does not report asset information by operating segment. Total assets were approximately $1,247,011 and $1,096,159 at December 31, 2016 and January 2, 2016, respectively.

Net sales by product category were as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Net sales
Sandwiches	$474,085	$455,107	$412,009
Sandwich components	572,646	630,928	610,780
Other entrées and snacks	521,528	525,576	554,838

Total	$1,568,259	$1,611,611	$1,577,627